REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE
REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE

NOTE 7 - REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE

The Company has no customers whose revenue individually represents more than 10% of the Company’s total revenues and one customer whose accounts receivable represents more than 10% of the Company’s accounts receivable. The Company assessed the credit worthiness of its customer during the period ended March 31, 2022,  and determined a $10,742 allowance for accounts receivable impairment is required.

NOTE 7 - REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE

The Company has one customer whose revenue individually represents more than 10% of the Company’s total revenues and one customer whose accounts receivable represents more than 10% of the Company’s accounts receivable. The Company has assessed the credit worthiness of its customer and determined a $10,742 allowance for accounts receivable impairment is required.